Concentrations, Risks and Uncertainties	12 Months Ended
Oct. 31, 2022
Risks and Uncertainties [Abstract]
CONCENTRATIONS, RISKS AND UNCERTAINTIES

NOTE 20 – CONCENTRATIONS, RISKS AND UNCERTAINTIES

Credit risk

Cash deposits with banks are held in financial institutions in China, which deposits are not federally insured. Accordingly, the Company has a concentration of credit risk related to the uninsured part of bank deposits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk.

Concentration

The Company has a concentration risk related to suppliers and customers. Failure to maintain existing relationships with the suppliers or customers to establish new relationships in the future could negatively affect the Company’s ability to obtain goods sold to customers in a price advantage and timely manner. If the Company is unable to obtain ample supply of goods from existing suppliers or alternative sources of supply, the Company may be unable to satisfy the orders from its customers, which could materially and adversely affect revenues.

The concentration on sales revenues generated by customers type comprised of the following:

	Years Ended
	October 31, 2022		October 31, 2021		October 31, 2020
Third party sales revenues	5,176,168	83%	1,355,066	15%	258,833	3%
Related party sales revenues	596,198	10%	88,851	1%	139,780	2%
Third party franchise revenues	229,818	4%	251,359	3%	-	-%
Related party franchise revenues	53,945	1%	7,841,711	81%	7,811,982	95%
Third party other revenues	159,589	3%	-	-%	-	-%
Related party other revenues	-	-%	-	-%	-	-%
Total	6,215,718	100%	9,536,987	100%	8,210,595	100%

The concentration of sales revenues generated by third-party customers comprised of the following:

	Years Ended
	October 31,		October 31,		October 31,
	2022		2021		2020
Customer A	-	-%	-	-%	24,842	10%
Customer B	-	-%	-	-%	20,453	8%
Customer C	-	-%	-	-%	20,425	8%
Customer D	-	-%	-	-%	20,393	8%
Customer E	-	-%	408,577	30%	-	-%
Customer F	-	-%	799,865	59%	-	-%
Customer G	-	-%	72,513	5%	-	-%
Customer H	697,056	10%	-	-%	-	-%
Total	697,056	10%	1,280,955	94%	86,113	34%